Fair Value Measurements (Key inputs used in available-for-sale investments valuation) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount rate	23.00%	25.50%
Lack of marketability discount ("DLOM")	25.00%	26.00%
Volatility	47.00%	50.30%
Terminal growth rate	3.00%	3.00%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Revenue growth rate	10.00%	5.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Revenue growth rate	349.00%	503.00%